UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

CYBER HORNET TRUST

(Exact name of registrant as specified in charter)

200 Central Ave. Suite #800, St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Michael G. Willis

200 Central Ave. Suite #800, St. Petersburg, FL 33701

(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF
EEE (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026. You can find additional information about the Fund at https://www.cyberhornets.com/fund/eee. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF	$38	0.95%
1	Annualized
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$492,651
Number of Holdings	454
Total Advisory Fees Paid	$1,939
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
Ethereum	22.6%
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Alphabet, Inc.	4.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.1%
Micron Technology, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Tesla, Inc.	1.5%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.cyberhornets.com/fund/eee.
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF	PAGE 1	TSR-SAR-68190A203

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF	PAGE 2	TSR-SAR-68190A203

Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF
SSS (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026. You can find additional information about the Fund at https://www.cyberhornets.com/fund/sss. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF	$42	0.95%
1	Annualized
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,498,101
Number of Holdings	450
Total Advisory Fees Paid	$1,960
Portfolio Turnover	106%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
Solana	26.7%
First American Treasury Obligations Fund - Class X	8.3%
NVIDIA Corp.	5.6%
Grayscale Solana Staking ETF	5.2%
Apple, Inc.	4.9%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.4%
Broadcom, Inc.	2.1%
Alphabet, Inc. - Class C	1.9%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.cyberhornets.com/fund/sss.
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF	PAGE 1	TSR-SAR-68190A302

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF	PAGE 2	TSR-SAR-68190A302

Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF
XXX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF for the period of January 29, 2026 (commencement of operations), to June 30, 2026. You can find additional information about the Fund at https://www.cyberhornets.com/fund/xxx. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF	$38	0.95%
1	Annualized
2	Amount shown reflects the expenses of the Fund from January 29, 2026 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$492,790
Number of Holdings	452
Total Advisory Fees Paid	$1,942
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(% of net assets)
XRP	22.5%
NVIDIA Corp.	6.1%
Apple, Inc.	5.2%
Alphabet, Inc.	4.7%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.9%
Broadcom, Inc.	2.1%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc.	1.6%
Tesla, Inc.	1.5%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.cyberhornets.com/fund/xxx.
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF	PAGE 1	TSR-SAR-68190A401

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF	PAGE 2	TSR-SAR-68190A401

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CYBER HORNET TRUST
CYBER HORNET S&P 500® AND ETHEREUM 75/25 STRATEGY ETF
CYBER HORNET S&P 500® AND SOLANA 75/25 STRATEGY ETF
CYBER HORNET S&P 500® AND XRP 75/25 STRATEGY ETF
Semi-Annual Financial Statements and Additional Information
June 30, 2026

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.8%
Automobiles & Components - 1.6%
Aptiv PLC(a)	1	$61
Ford Motor Co.	23	320
General Motors Co.	5	386
Tesla, Inc.(a)	17	7,150
		7,917
Banks - 2.6%
Bank of America Corp.	39	2,222
Citigroup, Inc.	10	1,400
Citizens Financial Group, Inc.	3	210
Fifth Third Bancorp	5	282
Huntington Bancshares, Inc.	12	213
JPMorgan Chase & Co.	16	5,237
KeyCorp	6	138
M&T Bank Corp.	1	238
PNC Financial Services Group, Inc.	2	492
Regions Financial Corp.	5	151
Truist Financial Corp.	8	399
US Bancorp	9	544
Wells Fargo & Co.	18	1,487
		13,013
Capital Goods - 5.0%
3M Co.	3	486
A O Smith Corp.	1	63
Allegion PLC	1	141
AMETEK, Inc.	1	242
Boeing Co.(a)	5	1,082
Builders FirstSource, Inc.(a)	1	90
Carrier Global Corp.	5	367
Caterpillar, Inc.	3	3,195
Cummins, Inc.	1	713
Deere & Co.	1	634
Dover Corp.	1	224
Eaton Corp. PLC	2	852
Emerson Electric Co.	3	429
Fastenal Co.	7	336
Fortive Corp.	2	122
GE Vernova, Inc.	2	2,350
General Dynamics Corp.	2	709
General Electric Co.	6	2,242
Honeywell Aerospace, Inc.(a)	2	442
Honeywell International, Inc.	2	448
Howmet Aerospace, Inc.	2	538
Illinois Tool Works, Inc.	2	541
Ingersoll Rand, Inc.	2	164
Johnson Controls International PLC	4	584
L3Harris Technologies, Inc.	1	291
Lockheed Martin Corp.	1	509
Masco Corp.	1	81
Northrop Grumman Corp.	1	509
Otis Worldwide Corp.	2	143
PACCAR, Inc.	3	360

	Shares	Value
Parker-Hannifin Corp.	1	$978
Pentair PLC	1	77
Quanta Services, Inc.	1	720
Rockwell Automation, Inc.	1	495
RTX Corp.	8	1,518
Stanley Black & Decker, Inc.	1	94
Textron, Inc.	1	92
Trane Technologies PLC	1	491
Vertiv Holdings Co. - Class A	2	670
Westinghouse Air Brake Technologies Corp.	1	270
Xylem, Inc.	1	118
		24,410
Commercial & Professional Services - 0.5%
Automatic Data Processing, Inc.	2	448
Broadridge Financial Solutions, Inc.	1	137
Cintas Corp.	2	340
Copart, Inc.(a)	5	141
Equifax, Inc.	1	159
Jacobs Solutions, Inc.	1	126
Leidos Holdings, Inc.	1	103
Paychex, Inc.	2	197
Republic Services, Inc.	1	213
Rollins, Inc.	2	83
Veralto Corp.	1	89
Verisk Analytics, Inc.	1	179
Waste Management, Inc.	2	446
		2,661
Consumer Discretionary Distribution & Retail - 4.0%
Amazon.com, Inc.(a)	58	13,824
Best Buy Co., Inc.	1	76
Carvana Co.(a)	4	263
eBay, Inc.	3	335
Genuine Parts Co.	1	118
Home Depot, Inc.	6	2,116
Lowe’s Cos., Inc.	3	661
O’Reilly Automotive, Inc.(a)	5	460
Ross Stores, Inc.	2	426
TJX Cos., Inc.	7	1,061
Tractor Supply Co.	3	95
Williams-Sonoma, Inc.	1	233
		19,668
Consumer Durables & Apparel - 0.3%
Deckers Outdoor Corp.(a)	1	99
DR Horton, Inc.	2	326
Garmin Ltd.	1	238
Hasbro, Inc.	1	83
Lennar Corp. - Class A	1	91
Lululemon Athletica, Inc.(a)	1	114
NIKE, Inc. - Class B	7	287
PulteGroup, Inc.	1	137
Tapestry, Inc.	1	146
		1,521

The accompanying notes are an integral part of these consolidated financial statements.

1

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Services - 1.3%
Airbnb, Inc. - Class A(a)	3	$429
Booking Holdings, Inc.	5	891
Carnival Corp. Ltd.	8	229
Chipotle Mexican Grill, Inc.(a)	8	272
Darden Restaurants, Inc.	1	206
DoorDash, Inc. - Class A(a)	2	369
Expedia Group, Inc.	1	256
Hilton Worldwide Holdings, Inc.	1	331
Las Vegas Sands Corp.	2	92
Marriott International, Inc. - Class A	1	371
McDonald’s Corp.	4	1,081
MGM Resorts International(a)	1	48
Norwegian Cruise Line Holdings Ltd.(a)	3	63
Royal Caribbean Cruises Ltd.	2	635
Starbucks Corp.	7	715
Wynn Resorts Ltd.	1	97
Yum! Brands, Inc.	2	320
		6,405
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	3	2,806
Dollar General Corp.	1	115
Dollar Tree, Inc.(a)	1	121
Kroger Co.	3	166
Sysco Corp.	3	251
Target Corp.	3	392
Walmart, Inc.	26	2,945
		6,796
Energy - 2.3%
APA Corp.	2	65
Baker Hughes Co.	6	333
Chevron Corp.	11	1,823
ConocoPhillips	7	728
Devon Energy Corp.	6	248
Diamondback Energy, Inc.	1	176
EOG Resources, Inc.	3	389
EQT Corp.	4	213
Expand Energy Corp.	1	91
Exxon Mobil Corp.	25	3,418
Halliburton Co.	5	170
Kinder Morgan, Inc.	12	384
Marathon Petroleum Corp.	2	511
Occidental Petroleum Corp.	4	194
ONEOK, Inc.	4	348
Phillips 66	2	338
SLB Ltd.	9	419
Targa Resources Corp.	1	268
Valero Energy Corp.	2	521
Williams Cos., Inc.	7	520
		11,157

	Shares	Value
Financial Services - 5.4%
American Express Co.	3	$1,015
Ameriprise Financial, Inc.	1	459
Apollo Global Management, Inc.	3	355
Ares Management Corp. - Class A	1	111
Bank of New York Mellon Corp.	4	578
Berkshire Hathaway, Inc. - Class B(a)	12	6,005
Blackrock, Inc.	1	962
Blackstone, Inc.	4	471
Block, Inc.(a)	3	228
Capital One Financial Corp.	4	802
Cboe Global Markets, Inc.	1	243
Charles Schwab Corp.	10	923
CME Group, Inc.	2	442
Coinbase Global, Inc. - Class A(a)	1	146
Fidelity National Information Services, Inc.	3	117
Fiserv, Inc.(a)	3	147
Franklin Resources, Inc.	2	66
Global Payments, Inc.	1	73
Goldman Sachs Group, Inc.	2	2,023
Interactive Brokers Group, Inc. - Class A	3	261
Intercontinental Exchange, Inc.	3	369
Invesco Ltd.	3	79
KKR & Co., Inc.	4	367
Mastercard, Inc. - Class A	5	2,568
Moody’s Corp.	1	453
Morgan Stanley	7	1,463
Nasdaq, Inc.	3	236
Northern Trust Corp.	1	174
PayPal Holdings, Inc.	5	216
Raymond James Financial, Inc.	1	152
Robinhood Markets, Inc. - Class A(a)	5	501
S&P Global, Inc.	2	814
State Street Corp.	2	339
Synchrony Financial	2	152
T Rowe Price Group, Inc.	1	114
Visa, Inc. - Class A	10	3,431
		26,855
Food, Beverage & Tobacco - 1.6%
Altria Group, Inc.	10	720
Archer-Daniels-Midland Co.	3	229
Brown-Forman Corp. - Class B	1	27
Bunge Global SA	1	107
Campbell’s Co.	1	22
Coca-Cola Co.	23	1,869
Conagra Brands, Inc.	3	40
Constellation Brands, Inc. - Class A	1	139
General Mills, Inc.	3	104
Hershey Co.	1	175
Hormel Foods Corp.	2	50
J M Smucker Co.	1	113
Keurig Dr Pepper, Inc.	8	262

The accompanying notes are an integral part of these consolidated financial statements.

2

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food, Beverage & Tobacco - (Continued)
Kraft Heinz Co.	5	$118
McCormick & Co., Inc.	2	101
Molson Coors Beverage Co. - Class B	1	39
Mondelez International, Inc. - Class A	8	463
Monster Beverage Corp.(a)	4	384
PepsiCo, Inc.	8	1,083
Philip Morris International, Inc.	9	1,628
Tyson Foods, Inc. - Class A	2	115
		7,788
Health Care Equipment & Services - 2.3%
Abbott Laboratories	10	907
Baxter International, Inc.	3	64
Becton Dickinson & Co.	2	303
Boston Scientific Corp.(a)	9	384
Cardinal Health, Inc.	1	237
Cencora, Inc.	1	283
Centene Corp.(a)	3	193
Cigna Group	2	551
Cooper Cos., Inc.(a)	1	72
CVS Health Corp.	8	828
Dexcom, Inc.(a)	2	135
Edwards Lifesciences Corp.(a)	3	271
Elevance Health, Inc.	1	387
GE HealthCare Technologies, Inc.	3	192
HCA Healthcare, Inc.	1	390
Henry Schein, Inc.(a)	1	83
Humana, Inc.	1	397
Intuitive Surgical, Inc.(a)	2	795
McKesson Corp.	1	756
Medtronic PLC	8	626
Quest Diagnostics, Inc.	1	212
ResMed, Inc.	1	195
Solventum Corp.(a)	1	77
STERIS PLC	1	211
Stryker Corp.	2	630
UnitedHealth Group, Inc.	5	2,078
Veeva Systems, Inc. - Class A(a)	1	177
Zimmer Biomet Holdings, Inc.	1	86
		11,520
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	1	97
Clorox Co.	1	95
Colgate-Palmolive Co.	5	458
Estee Lauder Cos., Inc. - Class A	1	79
Kenvue, Inc.	11	210
Kimberly-Clark Corp.	2	220
Procter & Gamble Co.	14	2,053
		3,212
Insurance - 1.2%
Aflac, Inc.	3	352
Allstate Corp.	2	476

	Shares	Value
American International Group, Inc.	3	$224
Aon PLC - Class A	1	332
Arch Capital Group Ltd.(a)	2	194
Arthur J Gallagher & Co.	2	459
Brown & Brown, Inc.	2	128
Chubb Ltd.	2	682
Cincinnati Financial Corp.	1	185
Hartford Insurance Group, Inc.	2	265
Loews Corp.	1	113
Marsh & McLennan Cos., Inc.	3	500
MetLife, Inc.	3	254
Principal Financial Group, Inc.	1	108
Progressive Corp.	3	655
Prudential Financial, Inc.	2	216
Travelers Cos., Inc.	1	330
W R Berkley Corp.	2	141
Willis Towers Watson PLC	1	261
		5,875
Materials - 1.4%
Air Products and Chemicals, Inc.	1	293
Albemarle Corp.	1	135
Amcor PLC	3	130
Ball Corp.	2	125
CF Industries Holdings, Inc.	1	108
Corteva, Inc.	4	339
CRH PLC	4	428
Dow, Inc.	4	110
DuPont de Nemours, Inc.	1	91
Ecolab, Inc.	2	557
Freeport-McMoRan, Inc.	9	566
International Flavors & Fragrances, Inc.	2	159
International Paper Co.	3	114
Linde PLC	3	1,557
LyondellBasell Industries NV - Class A	2	105
Mosaic Co.	2	42
Newmont Corp.	6	560
Nucor Corp.	1	223
Packaging Corp. of America	1	238
PPG Industries, Inc.	1	121
Sherwin-Williams Co.	1	344
Smurfit Westrock PLC	3	139
Steel Dynamics, Inc.	1	230
Vulcan Materials Co.	1	295
		7,009
Media & Entertainment - 7.0%
Alphabet, Inc. - Class A	35	12,508
Alphabet, Inc. - Class C	28	9,893
Charter Communications, Inc. - Class A(a)	1	142
EchoStar Corp. - Class A(a)	1	101
Electronic Arts, Inc.	1	205
Fox Corp. - Class A	1	52
Fox Corp. - Class B	1	47
Live Nation Entertainment, Inc.(a)	1	183

The accompanying notes are an integral part of these consolidated financial statements.

3

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media & Entertainment - (Continued)
Meta Platforms, Inc. - Class A	13	$7,323
Netflix, Inc.(a)	25	1,785
News Corp. - Class A	2	50
News Corp. - Class B	1	28
Omnicom Group, Inc.	2	146
Paramount Skydance Corp.	2	20
Take-Two Interactive Software, Inc.(a)	1	250
Trade Desk, Inc. - Class A(a)	3	54
Walt Disney Co.	11	1,059
Warner Bros Discovery, Inc.(a)	15	400
		34,246
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
AbbVie, Inc.	11	2,768
Agilent Technologies, Inc.	2	266
Amgen, Inc.	3	1,086
Biogen, Inc.(a)	1	216
Bio-Techne Corp.	1	71
Bristol-Myers Squibb Co.	12	691
Danaher Corp.	4	762
Eli Lilly & Co.	5	5,997
Gilead Sciences, Inc.	7	884
Incyte Corp.(a)	1	113
IQVIA Holdings, Inc.(a)	1	193
Johnson & Johnson	14	3,556
Merck & Co., Inc.	15	1,928
Moderna, Inc.(a)	2	140
Pfizer, Inc.	34	819
Regeneron Pharmaceuticals, Inc.	1	624
Revvity, Inc.	1	111
Thermo Fisher Scientific, Inc.	2	1,003
Vertex Pharmaceuticals, Inc.(a)	2	993
Viatris, Inc.	7	111
Waters Corp.(a)	1	375
Zoetis, Inc.	3	216
		22,923
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	2	269
CoStar Group, Inc.(a)	3	85
		354
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc.(a)	10	5,809
Analog Devices, Inc.	3	1,191
Applied Materials, Inc.	5	3,615
Broadcom, Inc.	28	10,577
First Solar, Inc.(a)	1	236
Intel Corp.(a)	28	3,910
KLA Corp.	10	3,017
Lam Research Corp.	7	3,033
Microchip Technology, Inc.	3	274

	Shares	Value
Micron Technology, Inc.	7	$8,080
NVIDIA Corp.	144	28,813
NXP Semiconductors NV	1	281
ON Semiconductor Corp.(a)	2	189
Qnity Electronics, Inc.	1	163
QUALCOMM, Inc.	6	1,109
Skyworks Solutions, Inc.	1	68
Teradyne, Inc.	1	484
Texas Instruments, Inc.	5	1,490
		72,339
Software & Services - 6.3%
Accenture PLC - Class A	4	498
Adobe, Inc.(a)	2	410
Akamai Technologies, Inc.(a)	1	118
AppLovin Corp. - Class A(a)	2	1,030
Autodesk, Inc.(a)	1	194
Cadence Design Systems, Inc.(a)	2	751
Cognizant Technology Solutions Corp. - Class A	3	116
Crowdstrike Holdings, Inc. - Class A(a)	1	763
Datadog, Inc. - Class A(a)	2	521
Fortinet, Inc.(a)	4	615
Gen Digital, Inc.	3	75
GoDaddy, Inc. - Class A(a)	1	85
International Business Machines Corp.	6	1,687
Intuit, Inc.	2	522
Microsoft Corp.	44	16,413
Oracle Corp.	10	1,466
Palantir Technologies, Inc. - Class A(a)	14	1,633
Palo Alto Networks, Inc.(a)	5	1,705
PTC, Inc.(a)	1	114
Roper Technologies, Inc.	1	338
Salesforce, Inc.	6	940
ServiceNow, Inc.(a)	6	596
Synopsys, Inc.(a)	1	446
Trimble, Inc.(a)	1	51
Workday, Inc. - Class A(a)	1	122
		31,209
Technology Hardware & Equipment - 8.1%
Amphenol Corp. - Class A	7	1,234
Apple, Inc.	87	25,174
Arista Networks, Inc.(a)	6	1,019
CDW Corp.	1	141
Ciena Corp.(a)	1	491
Cisco Systems, Inc.	23	2,702
Coherent Corp.(a)	1	394
Corning, Inc.	5	1,277
Dell Technologies, Inc. - Class C	2	863
Hewlett Packard Enterprise Co.	8	361
HP, Inc.	5	110
Jabil, Inc.	1	386
Keysight Technologies, Inc.(a)	1	350
Motorola Solutions, Inc.	1	415

The accompanying notes are an integral part of these consolidated financial statements.

4

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware & Equipment - (Continued)
NetApp, Inc.	1	$155
Sandisk Corp.(a)	1	2,274
Seagate Technology Holdings PLC	1	965
Super Micro Computer, Inc.(a)	3	88
TE Connectivity PLC	2	403
Western Digital Corp.	2	1,277
		40,079
Telecommunication Services - 0.6%
AT&T, Inc.	42	869
Comcast Corp. - Class A	21	516
T-Mobile US, Inc.	3	503
Verizon Communications, Inc.	25	1,059
		2,947
Transportation - 1.0%
CH Robinson Worldwide, Inc.	1	188
CSX Corp.	11	523
Delta Air Lines, Inc.	4	375
Expeditors International of Washington, Inc.	1	163
FedEx Corp.	1	313
Fedex Freight Holding Co., Inc.(a)	1	151
Norfolk Southern Corp.	1	314
Old Dominion Freight Line, Inc.	1	217
Southwest Airlines Co.	3	154
Uber Technologies, Inc.(a)	12	866
Union Pacific Corp.	4	1,088
United Airlines Holdings, Inc.(a)	2	272
United Parcel Service, Inc. - Class B	4	430
		5,054
Utilities - 1.7%
AES Corp.	4	59
Alliant Energy Corp.	2	153
Ameren Corp.	2	226
American Electric Power Co., Inc.	3	410
American Water Works Co., Inc.	1	132
Atmos Energy Corp.	1	172
CenterPoint Energy, Inc.	4	176
CMS Energy Corp.	2	153
Consolidated Edison, Inc.	2	221
Constellation Energy Corp.	2	497
Dominion Energy, Inc.	5	341
DTE Energy Co.	1	152
Duke Energy Corp.	5	633
Edison International	2	149
Entergy Corp.	3	345
Evergy, Inc.	1	86
Eversource Energy	2	145
Exelon Corp.	6	280
FirstEnergy Corp.	3	143
NextEra Energy, Inc.	12	1,053
NiSource, Inc.	3	143
NRG Energy, Inc.	1	146

	Shares	Value
PG&E Corp.	13	$219
Pinnacle West Capital Corp.	1	107
PPL Corp.	4	145
Public Service Enterprise Group, Inc.	3	243
Sempra	4	371
Southern Co.	7	670
Vistra Corp.	2	317
WEC Energy Group, Inc.	2	234
Xcel Energy, Inc.	4	321
		8,442
TOTAL COMMON STOCKS (Cost $347,164)		373,400
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	1	53
American Tower Corp.	3	491
AvalonBay Communities, Inc.	1	189
BXP, Inc.	1	66
Camden Property Trust	1	115
Crown Castle, Inc.	3	227
Digital Realty Trust, Inc.	2	359
Equinix, Inc.	1	1,042
Equity Residential	2	136
Extra Space Storage, Inc.	1	145
Healthpeak Properties, Inc.	4	86
Host Hotels & Resorts, Inc.	4	95
Invitation Homes, Inc.	3	91
Iron Mountain, Inc.	2	253
Kimco Realty Corp.	4	101
Mid-America Apartment Communities, Inc.	1	139
Prologis, Inc.	6	813
Public Storage	1	318
Realty Income Corp.	5	310
Regency Centers Corp.	1	80
SBA Communications Corp.	1	176
Simon Property Group, Inc.	2	447
UDR, Inc.	2	80
Ventas, Inc.	3	266
VICI Properties, Inc.	6	159
Welltower, Inc.	4	908
Weyerhaeuser Co.	4	96
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,573)		7,241
RIGHTS - 0.0%(b)
Financial Services - 0.0%(b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(c)	1	0
TOTAL RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these consolidated financial statements.

5

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
CRYPTO CURRENCIES - 22.6%
Ethereum(a)	70.48	$111,257
TOTAL CRYPTO CURRENCIES (Cost $170,433)		111,257
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.58%(d)	917	917
TOTAL MONEY MARKET FUNDS (Cost $917)		917
TOTAL INVESTMENTS - 100.0% (Cost $525,087)		$492,815
Liabilities in Excess of Other Assets - (0.0)%(b)		(164)
TOTAL NET ASSETS - 100.0%		$492,651

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

6

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.7%
Automobiles & Components - 1.5%
Aptiv PLC(a)	3	$184
Ford Motor Co.	69	959
General Motors Co.	15	1,156
Tesla, Inc.(a)	48	20,189
		22,488
Banks - 2.6%
Bank of America Corp.	117	6,667
Citigroup, Inc.	30	4,199
Citizens Financial Group, Inc.	6	420
Fifth Third Bancorp	15	845
Huntington Bancshares, Inc.	36	638
JPMorgan Chase & Co.	48	15,712
KeyCorp	15	346
M&T Bank Corp.	3	714
PNC Financial Services Group, Inc.	6	1,477
Regions Financial Corp.	15	453
Truist Financial Corp.	21	1,046
US Bancorp	27	1,631
Wells Fargo & Co.	54	4,463
		38,611
Capital Goods - 4.7%
3M Co.	9	1,457
A O Smith Corp.	3	188
AMETEK, Inc.	3	726
Boeing Co.(a)	15	3,247
Builders FirstSource, Inc.(a)	3	268
Carrier Global Corp.	15	1,100
Caterpillar, Inc.	9	9,584
Cummins, Inc.	3	2,140
Deere & Co.	3	1,903
Dover Corp.	3	673
Eaton Corp. PLC	6	2,557
Emerson Electric Co.	9	1,288
Fastenal Co.	21	1,009
Fortive Corp.	6	367
GE Vernova, Inc.	6	7,049
General Dynamics Corp.	3	1,063
General Electric Co.	18	6,727
Honeywell Aerospace, Inc.(a)	6	1,327
Honeywell International, Inc.	2	448
Howmet Aerospace, Inc.	6	1,613
Illinois Tool Works, Inc.	6	1,623
Ingersoll Rand, Inc.	6	492
Johnson Controls International PLC	12	1,753
L3Harris Technologies, Inc.	3	872
Lockheed Martin Corp.	3	1,528
Masco Corp.	3	244
Northrop Grumman Corp.	3	1,528
Otis Worldwide Corp.	6	430
PACCAR, Inc.	9	1,081
Parker-Hannifin Corp.	3	2,934

	Shares	Value
Pentair PLC	3	$230
Quanta Services, Inc.	3	2,160
Rockwell Automation, Inc.	3	1,485
RTX Corp.	24	4,554
Stanley Black & Decker, Inc.	3	282
Textron, Inc.	3	275
Trane Technologies PLC	3	1,473
Vertiv Holdings Co. - Class A	6	2,009
Westinghouse Air Brake Technologies Corp.	3	809
Xylem, Inc.	3	355
		70,851
Commercial & Professional Services - 0.5%
Automatic Data Processing, Inc.	6	1,344
Broadridge Financial Solutions, Inc.	3	411
Cintas Corp.	6	1,021
Copart, Inc.(a)	15	423
Equifax, Inc.	3	476
Jacobs Solutions, Inc.	3	378
Leidos Holdings, Inc.	3	309
Paychex, Inc.	6	590
Republic Services, Inc.	3	639
Rollins, Inc.	6	250
Veralto Corp.	3	266
Verisk Analytics, Inc.	3	539
Waste Management, Inc.	6	1,337
		7,983
Consumer Discretionary Distribution & Retail - 3.9%
Amazon.com, Inc.(a)	171	40,756
Best Buy Co., Inc.	3	228
Carvana Co.(a)	12	790
eBay, Inc.	9	1,006
Genuine Parts Co.	3	354
Home Depot, Inc.	18	6,348
Lowe’s Cos., Inc.	9	1,984
O’Reilly Automotive, Inc.(a)	15	1,381
Ross Stores, Inc.	6	1,277
TJX Cos., Inc.	18	2,727
Tractor Supply Co.	9	285
Williams-Sonoma, Inc.	3	699
		57,835
Consumer Durables & Apparel - 0.3%
Deckers Outdoor Corp.(a)	3	298
DR Horton, Inc.	6	977
Garmin Ltd.	3	713
Hasbro, Inc.	3	248
Lennar Corp. - Class A	3	271
Lululemon Athletica, Inc.(a)	3	342
NIKE, Inc. - Class B	21	862
PulteGroup, Inc.	3	412
Tapestry, Inc.	3	439
		4,562

The accompanying notes are an integral part of these consolidated financial statements.

7

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Services - 1.2%
Airbnb, Inc. - Class A(a)	6	$859
Booking Holdings, Inc.	15	2,674
Carnival Corp. Ltd.	21	600
Chipotle Mexican Grill, Inc.(a)	24	816
Darden Restaurants, Inc.	3	618
DoorDash, Inc. - Class A(a)	6	1,107
Expedia Group, Inc.	3	768
Hilton Worldwide Holdings, Inc.	3	991
Las Vegas Sands Corp.	6	277
Marriott International, Inc. - Class A	3	1,112
McDonald’s Corp.	12	3,244
MGM Resorts International(a)	3	143
Norwegian Cruise Line Holdings Ltd.(a)	9	190
Royal Caribbean Cruises Ltd.	3	952
Starbucks Corp.	21	2,146
Yum! Brands, Inc.	6	959
		17,456
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	9	8,419
Dollar General Corp.	3	345
Dollar Tree, Inc.(a)	3	363
Kroger Co.	9	500
Sysco Corp.	9	752
Target Corp.	9	1,175
Walmart, Inc.	75	8,495
		20,049
Energy - 2.2%
APA Corp.	6	195
Baker Hughes Co.	18	999
Chevron Corp.	33	5,470
ConocoPhillips	21	2,183
Devon Energy Corp.	18	744
Diamondback Energy, Inc.	3	527
EOG Resources, Inc.	9	1,168
EQT Corp.	12	638
Expand Energy Corp.	3	274
Exxon Mobil Corp.	72	9,844
Halliburton Co.	15	509
Kinder Morgan, Inc.	33	1,055
Marathon Petroleum Corp.	6	1,534
Occidental Petroleum Corp.	12	583
ONEOK, Inc.	12	1,043
Phillips 66	6	1,014
SLB Ltd.	27	1,255
Targa Resources Corp.	3	805
Valero Energy Corp.	6	1,563
Williams Cos., Inc.	21	1,561
		32,964
Financial Services - 5.2%
American Express Co.	9	3,044
Ameriprise Financial, Inc.	3	1,376

	Shares	Value
Apollo Global Management, Inc.	9	$1,065
Ares Management Corp. - Class A	3	334
Bank of New York Mellon Corp.	12	1,735
Berkshire Hathaway, Inc. - Class B(a)	33	16,513
Blackrock, Inc.	3	2,885
Blackstone, Inc.	12	1,412
Block, Inc.(a)	9	684
Capital One Financial Corp.	12	2,407
Cboe Global Markets, Inc.	3	728
Charles Schwab Corp.	30	2,768
CME Group, Inc.	6	1,325
Coinbase Global, Inc. - Class A(a)	3	439
Fidelity National Information Services, Inc.	9	350
Fiserv, Inc.(a)	9	441
Franklin Resources, Inc.	6	200
Global Payments, Inc.	3	218
Goldman Sachs Group, Inc.	6	6,068
Interactive Brokers Group, Inc. - Class A	9	783
Intercontinental Exchange, Inc.	3	369
Invesco Ltd.	9	237
KKR & Co., Inc.	12	1,101
Mastercard, Inc. - Class A	15	7,704
Moody’s Corp.	3	1,359
Morgan Stanley	21	4,390
Nasdaq, Inc.	9	709
Northern Trust Corp.	3	522
PayPal Holdings, Inc.	15	648
Raymond James Financial, Inc.	3	456
Robinhood Markets, Inc. - Class A(a)	15	1,504
S&P Global, Inc.	6	2,444
State Street Corp.	6	1,018
Synchrony Financial	6	456
T Rowe Price Group, Inc.	3	341
Visa, Inc. - Class A	30	10,293
		78,326
Food, Beverage & Tobacco - 1.5%
Altria Group, Inc.	30	2,158
Archer-Daniels-Midland Co.	9	688
Brown-Forman Corp. - Class B	3	80
Bunge Global SA	3	320
Campbell’s Co.	3	67
Coca-Cola Co.	66	5,364
Conagra Brands, Inc.	9	121
Constellation Brands, Inc. - Class A	3	417
General Mills, Inc.	9	313
Hershey Co.	3	526
Hormel Foods Corp.	6	149
J M Smucker Co.	3	338
Keurig Dr Pepper, Inc.	24	786
Kraft Heinz Co.	15	354
McCormick & Co., Inc.	3	151
Molson Coors Beverage Co. - Class B	3	117
Mondelez International, Inc. - Class A	21	1,215
Monster Beverage Corp.(a)	12	1,153

The accompanying notes are an integral part of these consolidated financial statements.

8

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food, Beverage & Tobacco - (Continued)
PepsiCo, Inc.	24	$3,250
Philip Morris International, Inc.	27	4,885
Tyson Foods, Inc. - Class A	6	343
		22,795
Health Care Equipment & Services - 2.2%
Abbott Laboratories	30	2,722
Baxter International, Inc.	9	192
Becton Dickinson & Co.	6	908
Boston Scientific Corp.(a)	27	1,152
Cardinal Health, Inc.	3	713
Cencora, Inc.	3	849
Centene Corp.(a)	9	578
Cigna Group	6	1,654
Cooper Cos., Inc.(a)	3	215
CVS Health Corp.	21	2,172
Dexcom, Inc.(a)	6	404
Edwards Lifesciences Corp.(a)	9	814
Elevance Health, Inc.	3	1,160
GE HealthCare Technologies, Inc.	9	576
HCA Healthcare, Inc.	3	1,170
Henry Schein, Inc.(a)	3	251
Humana, Inc.	3	1,192
Intuitive Surgical, Inc.(a)	6	2,386
McKesson Corp.	3	2,267
Medtronic PLC	21	1,643
Quest Diagnostics, Inc.	3	636
ResMed, Inc.	3	585
Solventum Corp.(a)	3	231
STERIS PLC	3	632
Stryker Corp.	6	1,889
UnitedHealth Group, Inc.	15	6,234
Zimmer Biomet Holdings, Inc.	3	258
		33,483
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	3	291
Clorox Co.	3	286
Colgate-Palmolive Co.	15	1,375
Estee Lauder Cos., Inc. - Class A	3	237
Kenvue, Inc.	33	631
Kimberly-Clark Corp.	6	658
Procter & Gamble Co.	39	5,719
		9,197
Insurance - 1.1%
Aflac, Inc.	9	1,055
Allstate Corp.	6	1,428
American International Group, Inc.	9	671
Aon PLC - Class A	3	995
Arch Capital Group Ltd.(a)	6	582
Arthur J Gallagher & Co.	3	689
Brown & Brown, Inc.	6	385
Chubb Ltd.	6	2,045

	Shares	Value
Cincinnati Financial Corp.	3	$555
Hartford Insurance Group, Inc.	6	795
Loews Corp.	3	340
Marsh & McLennan Cos., Inc.	9	1,500
MetLife, Inc.	9	762
Principal Financial Group, Inc.	3	323
Progressive Corp.	9	1,966
Prudential Financial, Inc.	6	648
Travelers Cos., Inc.	3	990
W R Berkley Corp.	6	423
Willis Towers Watson PLC	3	784
		16,936
Materials - 1.3%
Air Products and Chemicals, Inc.	3	880
Albemarle Corp.	3	405
Amcor PLC	9	390
Ball Corp.	6	374
CF Industries Holdings, Inc.	3	325
Corteva, Inc.	12	1,016
CRH PLC	12	1,284
Dow, Inc.	12	328
DuPont de Nemours, Inc.	1	91
Ecolab, Inc.	3	836
Freeport-McMoRan, Inc.	24	1,509
International Flavors & Fragrances, Inc.	3	238
International Paper Co.	9	343
Linde PLC	9	4,671
LyondellBasell Industries NV - Class A	3	158
Mosaic Co.	6	127
Newmont Corp.	18	1,681
Nucor Corp.	3	668
Packaging Corp. of America	3	715
PPG Industries, Inc.	3	364
Sherwin-Williams Co.	3	1,033
Smurfit Westrock PLC	9	416
Steel Dynamics, Inc.	3	688
Vulcan Materials Co.	3	885
		19,425
Media & Entertainment - 6.7%
Alphabet, Inc. - Class A	102	36,452
Alphabet, Inc. - Class C	81	28,620
EchoStar Corp. - Class A(a)	3	305
Electronic Arts, Inc.	3	615
Fox Corp. - Class A	3	156
Fox Corp. - Class B	3	141
Live Nation Entertainment, Inc.(a)	3	549
Meta Platforms, Inc. - Class A	39	21,968
Netflix, Inc.(a)	75	5,355
News Corp. - Class A	6	149
News Corp. - Class B	3	84
Omnicom Group, Inc.	6	437
Paramount Skydance Corp.	6	59
Take-Two Interactive Software, Inc.(a)	3	750

The accompanying notes are an integral part of these consolidated financial statements.

9

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media & Entertainment - (Continued)
Trade Desk, Inc. - Class A(a)	9	$163
Walt Disney Co.	30	2,887
Warner Bros Discovery, Inc.(a)	42	1,120
		99,810
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
AbbVie, Inc.	30	7,549
Agilent Technologies, Inc.	6	797
Amgen, Inc.	9	3,259
Biogen, Inc.(a)	3	648
Bio-Techne Corp.	3	212
Bristol-Myers Squibb Co.	36	2,074
Danaher Corp.	12	2,286
Eli Lilly & Co.	15	17,991
Gilead Sciences, Inc.	21	2,653
Incyte Corp.(a)	3	340
IQVIA Holdings, Inc.(a)	3	580
Johnson & Johnson	42	10,667
Merck & Co., Inc.	42	5,397
Moderna, Inc.(a)	6	420
Pfizer, Inc.	99	2,384
Regeneron Pharmaceuticals, Inc.	3	1,871
Revvity, Inc.	3	334
Thermo Fisher Scientific, Inc.	6	3,008
Vertex Pharmaceuticals, Inc.(a)	3	1,490
Viatris, Inc.	21	334
Waters Corp.(a)	3	1,125
Zoetis, Inc.	6	431
		65,850
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	6	808
CoStar Group, Inc.(a)	6	170
		978
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc.(a)	27	15,685
Analog Devices, Inc.	9	3,575
Applied Materials, Inc.	15	10,845
Broadcom, Inc.	84	31,731
First Solar, Inc.(a)	3	708
Intel Corp.(a)	81	11,310
KLA Corp.	30	9,051
Lam Research Corp.	21	9,100
Microchip Technology, Inc.	9	821
Micron Technology, Inc.	21	24,240
NVIDIA Corp.	423	84,638
NXP Semiconductors NV	3	843
ON Semiconductor Corp.(a)	6	567
Qnity Electronics, Inc.	3	490
QUALCOMM, Inc.	18	3,326

	Shares	Value
Skyworks Solutions, Inc.	3	$203
Teradyne, Inc.	3	1,452
Texas Instruments, Inc.	15	4,471
		213,056
Software & Services - 6.1%
Accenture PLC - Class A	12	1,493
Adobe, Inc.(a)	6	1,230
Akamai Technologies, Inc.(a)	3	355
AppLovin Corp. - Class A(a)	6	3,091
Autodesk, Inc.(a)	3	583
Cadence Design Systems, Inc.(a)	6	2,252
Cognizant Technology Solutions Corp. - Class A	9	349
Crowdstrike Holdings, Inc. - Class A(a)	3	2,289
Datadog, Inc. - Class A(a)	6	1,562
Fortinet, Inc.(a)	12	1,844
Gen Digital, Inc.	9	224
GoDaddy, Inc. - Class A(a)	3	255
International Business Machines Corp.	15	4,218
Intuit, Inc.	6	1,566
Microsoft Corp.	129	48,120
Oracle Corp.	30	4,397
Palantir Technologies, Inc. - Class A(a)	39	4,550
Palo Alto Networks, Inc.(a)	15	5,115
PTC, Inc.(a)	3	341
Roper Technologies, Inc.	3	1,015
Salesforce, Inc.	15	2,350
ServiceNow, Inc.(a)	18	1,787
Synopsys, Inc.(a)	3	1,338
Trimble, Inc.(a)	3	154
Workday, Inc. - Class A(a)	3	367
		90,845
Technology Hardware & Equipment - 7.9%
Amphenol Corp. - Class A	21	3,703
Apple, Inc.	255	73,787
Arista Networks, Inc.(a)	18	3,058
CDW Corp.	3	422
Ciena Corp.(a)	3	1,472
Cisco Systems, Inc.	69	8,105
Coherent Corp.(a)	3	1,183
Corning, Inc.	15	3,831
Dell Technologies, Inc. - Class C	6	2,589
Hewlett Packard Enterprise Co.	24	1,083
HP, Inc.	15	329
Jabil, Inc.	3	1,156
Keysight Technologies, Inc.(a)	3	1,050
Motorola Solutions, Inc.	3	1,246
NetApp, Inc.	3	464
Sandisk Corp.(a)	3	6,821
Seagate Technology Holdings PLC	3	2,895
Super Micro Computer, Inc.(a)	9	264

The accompanying notes are an integral part of these consolidated financial statements.

10

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware & Equipment - (Continued)
TE Connectivity PLC	6	$1,210
Western Digital Corp.	6	3,832
		118,500
Telecommunication Services - 0.6%
AT&T, Inc.	123	2,546
Comcast Corp. - Class A	63	1,547
T-Mobile US, Inc.	9	1,510
Verizon Communications, Inc.	72	3,048
		8,651
Transportation - 0.9%
CH Robinson Worldwide, Inc.	3	565
CSX Corp.	33	1,568
Delta Air Lines, Inc.	12	1,124
Expeditors International of Washington, Inc.	3	489
FedEx Corp.	3	939
Norfolk Southern Corp.	3	944
Old Dominion Freight Line, Inc.	3	650
Southwest Airlines Co.	9	463
Uber Technologies, Inc.(a)	36	2,598
Union Pacific Corp.	9	2,448
United Airlines Holdings, Inc.(a)	6	816
United Parcel Service, Inc. - Class B	12	1,290
		13,894
Utilities - 1.7%
AES Corp.	12	176
Alliant Energy Corp.	3	229
Ameren Corp.	6	678
American Electric Power Co., Inc.	9	1,231
American Water Works Co., Inc.	3	395
Atmos Energy Corp.	3	517
CenterPoint Energy, Inc.	12	528
CMS Energy Corp.	6	459
Consolidated Edison, Inc.	6	664
Constellation Energy Corp.	6	1,490
Dominion Energy, Inc.	15	1,024
DTE Energy Co.	3	457
Duke Energy Corp.	15	1,899
Edison International	6	447
Entergy Corp.	9	1,034
Evergy, Inc.	3	259
Eversource Energy	6	434
Exelon Corp.	18	839
FirstEnergy Corp.	9	428
NextEra Energy, Inc.	36	3,160
NiSource, Inc.	9	428
NRG Energy, Inc.	3	438
PG&E Corp.	39	656
Pinnacle West Capital Corp.	3	321
PPL Corp.	12	436
Public Service Enterprise Group, Inc.	9	730

	Shares	Value
Sempra	12	$1,112
Southern Co.	18	1,723
Vistra Corp.	6	952
WEC Energy Group, Inc.	6	701
Xcel Energy, Inc.	9	723
		24,568
TOTAL COMMON STOCKS (Cost $1,084,649)		1,089,113
EXCHANGE TRADED FUNDS - 5.3%
Grayscale Solana Staking ETF(a)	14,184	78,438
TOTAL EXCHANGE TRADED FUNDS (Cost $79,567)		78,438
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	3	159
American Tower Corp.	9	1,472
AvalonBay Communities, Inc.	3	566
BXP, Inc.	3	199
Camden Property Trust	3	343
Crown Castle, Inc.	9	682
Digital Realty Trust, Inc.	6	1,077
Equinix, Inc.	3	3,127
Equity Residential	6	408
Extra Space Storage, Inc.	3	436
Healthpeak Properties, Inc.	12	257
Host Hotels & Resorts, Inc.	12	284
Invitation Homes, Inc.	9	272
Iron Mountain, Inc.	6	758
Kimco Realty Corp.	12	304
Mid-America Apartment Communities, Inc.	3	417
Prologis, Inc.	15	2,032
Public Storage	3	955
Realty Income Corp.	15	929
Regency Centers Corp.	3	239
SBA Communications Corp.	3	529
Simon Property Group, Inc.	6	1,342
UDR, Inc.	6	240
Ventas, Inc.	9	799
VICI Properties, Inc.	18	478
Welltower, Inc.	12	2,724
Weyerhaeuser Co.	12	287
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,043)		21,315
RIGHTS - 0.0%(b)
Financial Services - 0.0%(b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(c)	1	0
TOTAL RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these consolidated financial statements.

11

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
CRYPTO CURRENCIES - 26.7%
Solana(a)	5,428.09	$399,616
TOTAL CRYPTO CURRENCIES (Cost $451,531)		399,616
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.3%
First American Treasury Obligations Fund - Class X, 3.58%(d)	124,697	124,697
TOTAL MONEY MARKET FUNDS (Cost $124,697)		124,697
TOTAL INVESTMENTS - 114.4% (Cost $1,762,487)		$1,713,179
Liabilities in Excess of Other Assets - (14.4)%		(215,078)
TOTAL NET ASSETS - 100.0%		$1,498,101

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

12

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 76.9%
Automobiles & Components - 1.7%
Aptiv PLC(a)	1	$61
Ford Motor Co.	23	320
General Motors Co.	5	385
Tesla, Inc.(a)	18	7,571
		8,337
Banks - 2.7%
Bank of America Corp.	40	2,279
Citigroup, Inc.	10	1,400
Citizens Financial Group, Inc.	3	210
Fifth Third Bancorp	5	282
Huntington Bancshares, Inc.	12	213
JPMorgan Chase & Co.	16	5,237
KeyCorp	6	138
M&T Bank Corp.	1	238
PNC Financial Services Group, Inc.	2	492
Regions Financial Corp.	5	151
Truist Financial Corp.	8	399
US Bancorp	9	544
Wells Fargo & Co.	18	1,487
		13,070
Capital Goods - 5.0%
3M Co.	3	486
A O Smith Corp.	1	63
Allegion PLC	1	141
AMETEK, Inc.	1	242
Boeing Co.(a)	5	1,082
Builders FirstSource, Inc.(a)	1	90
Carrier Global Corp.	5	367
Caterpillar, Inc.	3	3,195
Cummins, Inc.	1	713
Deere & Co.	1	634
Dover Corp.	1	224
Eaton Corp. PLC	2	852
Emerson Electric Co.	3	429
Fastenal Co.	7	336
Fortive Corp.	2	122
GE Vernova, Inc.	2	2,350
General Dynamics Corp.	2	709
General Electric Co.	6	2,242
Honeywell Aerospace, Inc.(a)	2	442
Honeywell International, Inc.	2	448
Howmet Aerospace, Inc.	2	538
Illinois Tool Works, Inc.	2	541
Ingersoll Rand, Inc.	2	164
Johnson Controls International PLC	4	584
L3Harris Technologies, Inc.	1	291
Lockheed Martin Corp.	1	509
Masco Corp.	1	81
Northrop Grumman Corp.	1	509
Otis Worldwide Corp.	2	143
PACCAR, Inc.	3	360
Parker-Hannifin Corp.	1	978

	Shares	Value
Pentair PLC	1	$77
Quanta Services, Inc.	1	720
Rockwell Automation, Inc.	1	495
RTX Corp.	8	1,518
Stanley Black & Decker, Inc.	1	94
Textron, Inc.	1	92
Trane Technologies PLC	1	491
Vertiv Holdings Co. - Class A	2	670
Westinghouse Air Brake Technologies Corp.	1	270
Xylem, Inc.	1	118
		24,410
Commercial & Professional Services - 0.5%
Automatic Data Processing, Inc.	2	448
Broadridge Financial Solutions, Inc.	1	137
Cintas Corp.	2	340
Copart, Inc.(a)	5	141
Equifax, Inc.	1	159
Jacobs Solutions, Inc.	1	126
Leidos Holdings, Inc.	1	103
Paychex, Inc.	2	197
Republic Services, Inc.	1	213
Rollins, Inc.	2	83
Veralto Corp.	1	89
Verisk Analytics, Inc.	1	179
Waste Management, Inc.	2	446
		2,661
Consumer Discretionary Distribution & Retail - 4.1%
Amazon.com, Inc.(a)	59	14,062
Best Buy Co., Inc.	1	76
Carvana Co.(a)	4	263
eBay, Inc.	3	335
Genuine Parts Co.	1	118
Home Depot, Inc.	7	2,469
Lowe’s Cos., Inc.	3	661
O’Reilly Automotive, Inc.(a)	5	460
Ross Stores, Inc.	2	426
TJX Cos., Inc.	7	1,061
Tractor Supply Co.	3	95
Williams-Sonoma, Inc.	1	233
		20,259
Consumer Durables & Apparel - 0.3%
Deckers Outdoor Corp.(a)	1	99
DR Horton, Inc.	2	326
Garmin Ltd.	1	238
Hasbro, Inc.	1	83
Lennar Corp. - Class A	1	91
Lululemon Athletica, Inc.(a)	1	114
NIKE, Inc. - Class B	7	287
PulteGroup, Inc.	1	137
Tapestry, Inc.	1	146
		1,521

The accompanying notes are an integral part of these consolidated financial statements.

13

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Services - 1.3%
Airbnb, Inc. - Class A(a)	3	$429
Booking Holdings, Inc.	5	891
Carnival Corp. Ltd.	8	229
Chipotle Mexican Grill, Inc.(a)	8	272
Darden Restaurants, Inc.	1	206
DoorDash, Inc. - Class A(a)	2	369
Expedia Group, Inc.	1	256
Hilton Worldwide Holdings, Inc.	1	331
Las Vegas Sands Corp.	2	92
Marriott International, Inc. - Class A	1	371
McDonald’s Corp.	4	1,081
MGM Resorts International(a)	1	48
Norwegian Cruise Line Holdings Ltd.(a)	3	63
Royal Caribbean Cruises Ltd.	2	635
Starbucks Corp.	7	715
Wynn Resorts Ltd.	1	97
Yum! Brands, Inc.	2	320
		6,405
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	3	2,806
Dollar General Corp.	1	115
Dollar Tree, Inc.(a)	1	121
Kroger Co.	3	166
Sysco Corp.	3	251
Target Corp.	3	392
Walmart, Inc.	26	2,945
		6,796
Energy - 2.3%
APA Corp.	2	65
Baker Hughes Co.	6	333
Chevron Corp.	12	1,989
ConocoPhillips	7	728
Devon Energy Corp.	6	248
Diamondback Energy, Inc.	1	176
EOG Resources, Inc.	3	389
EQT Corp.	4	213
Expand Energy Corp.	1	91
Exxon Mobil Corp.	26	3,555
Halliburton Co.	5	170
Kinder Morgan, Inc.	12	384
Marathon Petroleum Corp.	2	511
Occidental Petroleum Corp.	4	194
ONEOK, Inc.	4	348
Phillips 66	2	338
SLB Ltd.	9	418
Targa Resources Corp.	1	268
Valero Energy Corp.	2	521
Williams Cos., Inc.	7	520
		11,459
Financial Services - 5.3%
American Express Co.	3	1,015
Ameriprise Financial, Inc.	1	459

	Shares	Value
Apollo Global Management, Inc.	3	$355
Ares Management Corp. - Class A	1	111
Bank of New York Mellon Corp.	4	578
Berkshire Hathaway, Inc. - Class B(a)	11	5,504
Blackrock, Inc.	1	962
Blackstone, Inc.	4	471
Block, Inc.(a)	3	228
Capital One Financial Corp.	4	802
Cboe Global Markets, Inc.	1	243
Charles Schwab Corp.	10	923
CME Group, Inc.	2	442
Coinbase Global, Inc. - Class A(a)	1	146
Fidelity National Information Services, Inc.	3	117
Fiserv, Inc.(a)	3	147
Franklin Resources, Inc.	2	67
Global Payments, Inc.	1	73
Goldman Sachs Group, Inc.	2	2,023
Interactive Brokers Group, Inc. - Class A	3	261
Intercontinental Exchange, Inc.	3	369
Invesco Ltd.	3	79
KKR & Co., Inc.	4	367
Mastercard, Inc. - Class A	5	2,568
Moody’s Corp.	1	453
Morgan Stanley	7	1,463
Nasdaq, Inc.	3	236
Northern Trust Corp.	1	174
PayPal Holdings, Inc.	5	216
Raymond James Financial, Inc.	1	152
Robinhood Markets, Inc. - Class A(a)	5	501
S&P Global, Inc.	2	814
State Street Corp.	2	339
Synchrony Financial	2	152
T Rowe Price Group, Inc.	1	114
Visa, Inc. - Class A	10	3,431
		26,355
Food, Beverage & Tobacco - 1.6%
Altria Group, Inc.	10	720
Archer-Daniels-Midland Co.	3	229
Brown-Forman Corp. - Class B	1	27
Bunge Global SA	1	107
Campbell’s Co.	1	22
Coca-Cola Co.	23	1,869
Conagra Brands, Inc.	3	40
Constellation Brands, Inc. - Class A	1	139
General Mills, Inc.	3	104
Hershey Co.	1	175
Hormel Foods Corp.	2	50
J M Smucker Co.	1	113
Keurig Dr Pepper, Inc.	8	262
Kraft Heinz Co.	5	118
McCormick & Co., Inc.	2	101
Molson Coors Beverage Co. - Class B	1	39
Mondelez International, Inc. - Class A	8	463
Monster Beverage Corp.(a)	4	384
PepsiCo, Inc.	8	1,083

The accompanying notes are an integral part of these consolidated financial statements.

14

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food, Beverage & Tobacco - (Continued)
Philip Morris International, Inc.	9	$1,628
Tyson Foods, Inc. - Class A	2	115
		7,788
Health Care Equipment & Services - 2.3%
Abbott Laboratories	10	907
Baxter International, Inc.	3	64
Becton Dickinson & Co.	2	303
Boston Scientific Corp.(a)	9	384
Cardinal Health, Inc.	1	237
Cencora, Inc.	1	283
Centene Corp.(a)	3	193
Cigna Group	2	551
Cooper Cos., Inc.(a)	1	72
CVS Health Corp.	8	828
Dexcom, Inc.(a)	2	135
Edwards Lifesciences Corp.(a)	3	271
Elevance Health, Inc.	1	387
GE HealthCare Technologies, Inc.	3	192
HCA Healthcare, Inc.	1	390
Henry Schein, Inc.(a)	1	83
Humana, Inc.	1	397
Intuitive Surgical, Inc.(a)	2	795
McKesson Corp.	1	756
Medtronic PLC	8	626
Quest Diagnostics, Inc.	1	212
ResMed, Inc.	1	195
Solventum Corp.(a)	1	77
STERIS PLC	1	211
Stryker Corp.	2	630
UnitedHealth Group, Inc.	5	2,078
Zimmer Biomet Holdings, Inc.	1	86
		11,343
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	1	97
Clorox Co.	1	95
Colgate-Palmolive Co.	5	458
Estee Lauder Cos., Inc. - Class A	1	79
Kenvue, Inc.	11	210
Kimberly-Clark Corp.	2	220
Procter & Gamble Co.	14	2,053
		3,212
Insurance - 1.2%
Aflac, Inc.	3	352
Allstate Corp.	2	476
American International Group, Inc.	3	224
Aon PLC - Class A	1	332
Arch Capital Group Ltd.(a)	2	194
Arthur J Gallagher & Co.	2	459
Brown & Brown, Inc.	2	128
Chubb Ltd.	2	682
Cincinnati Financial Corp.	1	185

	Shares	Value
Hartford Insurance Group, Inc.	2	$265
Loews Corp.	1	113
Marsh & McLennan Cos., Inc.	3	500
MetLife, Inc.	3	254
Principal Financial Group, Inc.	1	108
Progressive Corp.	3	655
Prudential Financial, Inc.	2	216
Travelers Cos., Inc.	1	330
W R Berkley Corp.	2	141
Willis Towers Watson PLC	1	261
		5,875
Materials - 1.4%
Air Products and Chemicals, Inc.	1	293
Albemarle Corp.	1	135
Amcor PLC	3	130
Ball Corp.	2	125
CF Industries Holdings, Inc.	1	108
Corteva, Inc.	4	339
CRH PLC	4	428
Dow, Inc.	4	110
DuPont de Nemours, Inc.	1	91
Ecolab, Inc.	2	557
Freeport-McMoRan, Inc.	9	566
International Flavors & Fragrances, Inc.	2	159
International Paper Co.	3	114
Linde PLC	3	1,557
LyondellBasell Industries NV - Class A	2	105
Mosaic Co.	2	42
Newmont Corp.	6	560
Nucor Corp.	1	223
Packaging Corp. of America	1	238
PPG Industries, Inc.	1	121
Sherwin-Williams Co.	1	344
Smurfit Westrock PLC	3	139
Steel Dynamics, Inc.	1	230
Vulcan Materials Co.	1	295
		7,009
Media & Entertainment - 7.2%
Alphabet, Inc. - Class A	36	12,865
Alphabet, Inc. - Class C	29	10,247
Charter Communications, Inc. - Class A(a)	1	142
EchoStar Corp. - Class A(a)	1	101
Electronic Arts, Inc.	1	205
Fox Corp. - Class A	1	52
Fox Corp. - Class B	1	47
Live Nation Entertainment, Inc.(a)	1	183
Meta Platforms, Inc. - Class A	14	7,886
Netflix, Inc.(a)	25	1,785
News Corp. - Class A	2	50
News Corp. - Class B	1	28
Omnicom Group, Inc.	2	146
Paramount Skydance Corp.	2	20
Take-Two Interactive Software, Inc.(a)	1	250
Trade Desk, Inc. - Class A(a)	3	54

The accompanying notes are an integral part of these consolidated financial statements.

15

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media & Entertainment - (Continued)
Walt Disney Co.	11	$1,059
Warner Bros Discovery, Inc.(a)	15	400
		35,520
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
AbbVie, Inc.	12	3,020
Agilent Technologies, Inc.	2	266
Amgen, Inc.	3	1,086
Biogen, Inc.(a)	1	216
Bio-Techne Corp.	1	71
Bristol-Myers Squibb Co.	12	691
Danaher Corp.	4	762
Eli Lilly & Co.	5	5,997
Gilead Sciences, Inc.	7	884
Incyte Corp.(a)	1	113
IQVIA Holdings, Inc.(a)	1	193
Johnson & Johnson	14	3,556
Merck & Co., Inc.	15	1,928
Moderna, Inc.(a)	2	140
Pfizer, Inc.	34	819
Regeneron Pharmaceuticals, Inc.	1	624
Revvity, Inc.	1	111
Thermo Fisher Scientific, Inc.	2	1,003
Vertex Pharmaceuticals, Inc.(a)	2	993
Viatris, Inc.	7	111
Waters Corp.(a)	1	375
Zoetis, Inc.	3	216
		23,175
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	2	269
CoStar Group, Inc.(a)	3	85
		354
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices, Inc.(a)	11	6,390
Analog Devices, Inc.	3	1,191
Applied Materials, Inc.	5	3,615
Broadcom, Inc.	28	10,577
First Solar, Inc.(a)	1	236
Intel Corp.(a)	28	3,910
KLA Corp.	10	3,017
Lam Research Corp.	7	3,033
Microchip Technology, Inc.	3	274
Micron Technology, Inc.	8	9,234
NVIDIA Corp.	151	30,214
NXP Semiconductors NV	1	281
ON Semiconductor Corp.(a)	2	189
Qnity Electronics, Inc.	1	163
QUALCOMM, Inc.	6	1,109
Skyworks Solutions, Inc.	1	68

	Shares	Value
Teradyne, Inc.	1	$484
Texas Instruments, Inc.	5	1,490
		75,475
Software & Services - 6.3%
Accenture PLC - Class A	4	498
Adobe, Inc.(a)	2	410
Akamai Technologies, Inc.(a)	1	118
AppLovin Corp. - Class A(a)	2	1,030
Autodesk, Inc.(a)	1	194
Cadence Design Systems, Inc.(a)	2	751
Cognizant Technology Solutions Corp. - Class A	3	116
Crowdstrike Holdings, Inc. - Class A(a)	1	763
Datadog, Inc. - Class A(a)	2	521
Fortinet, Inc.(a)	4	615
Gen Digital, Inc.	3	75
GoDaddy, Inc. - Class A(a)	1	85
International Business Machines Corp.	6	1,687
Intuit, Inc.	2	522
Microsoft Corp.	44	16,413
Oracle Corp.	10	1,466
Palantir Technologies, Inc. - Class A(a)	14	1,633
Palo Alto Networks, Inc.(a)	5	1,705
PTC, Inc.(a)	1	114
Roper Technologies, Inc.	1	338
Salesforce, Inc.	6	940
ServiceNow, Inc.(a)	6	596
Synopsys, Inc.(a)	1	446
Trimble, Inc.(a)	1	51
Workday, Inc. - Class A(a)	1	122
		31,209
Technology Hardware & Equipment - 8.2%
Amphenol Corp. - Class A	7	1,234
Apple, Inc.	89	25,753
Arista Networks, Inc.(a)	6	1,019
CDW Corp.	1	141
Ciena Corp.(a)	1	491
Cisco Systems, Inc.	23	2,702
Coherent Corp.(a)	1	394
Corning, Inc.	5	1,277
Dell Technologies, Inc. - Class C	2	863
Hewlett Packard Enterprise Co.	8	361
HP, Inc.	5	110
Jabil, Inc.	1	385
Keysight Technologies, Inc.(a)	1	350
Motorola Solutions, Inc.	1	415
NetApp, Inc.	1	155
Sandisk Corp.(a)	1	2,274
Seagate Technology Holdings PLC	1	965
Super Micro Computer, Inc.(a)	3	88
TE Connectivity PLC	2	403
Western Digital Corp.	2	1,277
		40,657

The accompanying notes are an integral part of these consolidated financial statements.

16

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunication Services - 0.6%
AT&T, Inc.	42	$869
Comcast Corp. - Class A	21	516
T-Mobile US, Inc.	3	503
Verizon Communications, Inc.	25	1,059
		2,947
Transportation - 1.0%
CH Robinson Worldwide, Inc.	1	188
CSX Corp.	11	523
Delta Air Lines, Inc.	4	375
Expeditors International of Washington, Inc.	1	163
FedEx Corp.	1	313
Norfolk Southern Corp.	1	314
Old Dominion Freight Line, Inc.	1	217
Southwest Airlines Co.	3	154
Uber Technologies, Inc.(a)	12	866
Union Pacific Corp.	4	1,088
United Airlines Holdings, Inc.(a)	2	272
United Parcel Service, Inc. - Class B	4	430
		4,903
Utilities - 1.7%
AES Corp.	4	59
Alliant Energy Corp.	2	153
Ameren Corp.	2	226
American Electric Power Co., Inc.	3	410
American Water Works Co., Inc.	1	132
Atmos Energy Corp.	1	172
CenterPoint Energy, Inc.	4	176
CMS Energy Corp.	2	153
Consolidated Edison, Inc.	2	221
Constellation Energy Corp.	2	497
Dominion Energy, Inc.	5	341
DTE Energy Co.	1	152
Duke Energy Corp.	5	633
Edison International	2	149
Entergy Corp.	3	345
Evergy, Inc.	1	86
Eversource Energy	2	145
Exelon Corp.	6	280
FirstEnergy Corp.	3	143
NextEra Energy, Inc.	12	1,053
NiSource, Inc.	3	143
NRG Energy, Inc.	1	146
PG&E Corp.	13	219
Pinnacle West Capital Corp.	1	107
PPL Corp.	4	145
Public Service Enterprise Group, Inc.	3	243
Sempra	4	371
Southern Co.	7	670
Vistra Corp.	2	317

	Shares	Value
WEC Energy Group, Inc.	2	$234
Xcel Energy, Inc.	4	321
		8,442
TOTAL COMMON STOCKS (Cost $351,525)		379,182
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	1	53
American Tower Corp.	3	491
AvalonBay Communities, Inc.	1	189
BXP, Inc.	1	66
Camden Property Trust	1	115
Crown Castle, Inc.	3	227
Digital Realty Trust, Inc.	2	359
Equinix, Inc.	1	1,042
Equity Residential	2	136
Extra Space Storage, Inc.	1	145
Healthpeak Properties, Inc.	4	86
Host Hotels & Resorts, Inc.	4	95
Invitation Homes, Inc.	3	91
Iron Mountain, Inc.	2	253
Kimco Realty Corp.	4	101
Mid-America Apartment Communities, Inc.	1	139
Prologis, Inc.	6	813
Public Storage	1	318
Realty Income Corp.	5	310
Regency Centers Corp.	1	80
SBA Communications Corp.	1	176
Simon Property Group, Inc.	2	447
UDR, Inc.	2	80
Ventas, Inc.	3	266
VICI Properties, Inc.	6	159
Welltower, Inc.	4	908
Weyerhaeuser Co.	4	96
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,570)		7,241
RIGHTS - 0.0%(b)
Financial Services - 0.0%(b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(c)	1	0
TOTAL RIGHTS (Cost $0)		0
CRYPTO CURRENCIES - 22.5%
XRP(a)	106,787.21	111,059
TOTAL CRYPTO CURRENCIES (Cost $171,880)		111,059

The accompanying notes are an integral part of these consolidated financial statements.

17

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.58%(d)	326	$326
TOTAL MONEY MARKET FUNDS (Cost $326)		326
TOTAL INVESTMENTS - 101.0% (Cost $530,301)		$497,808
Liabilities in Excess of Other Assets - (1.0)%		(5,018)
TOTAL NET ASSETS - 100.0%		$492,790

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

18

CYBER HORNET TRUST
Consolidated Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF	Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF	Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
ASSETS:
Investments, at value	$ 492,815	$ 1,713,179	$ 497,808
Dividends receivable	175	268	175
Cash	174	316	304
Dividend tax reclaims receivable	2	1	1
Receivable for investments sold	—	40,032	—
Receivable for transaction fee	—	12,662	—
Total assets	493,166	1,766,458	498,290
LIABILITIES:
Payable to Adviser	390	436	391
Due to broker	125	333	5,109
Payable for investments purchased	—	267,588	—
Total liabilities	515	268,357	5,500
NET ASSETS	$ 492,651	$ 1,498,101	$ 492,790
Commitments and contingencies (Note 3)	—	—	—
Net Assets Consist of:
Paid-in capital	$ 525,000	$ 1,503,847	$ 525,000
Total accumulated losses	(32,349)	(5,746)	(32,210)
Total net assets	$ 492,651	$ 1,498,101	$ 492,790
Net assets	$ 492,651	$ 1,498,101	$ 492,790
Shares issued and outstanding (unlimited shares authorized without par value)	25,000	75,000	25,000
Net asset value per share	$19.71	$19.97	$19.71
Cost:
Investments, at cost	$ 525,087	$ 1,762,487	$ 530,301

The accompanying notes are an integral part of these consolidated financial statements.

19

CYBER HORNET TRUST
Consolidated Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF(a)	Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF(a)	Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF(a)
INVESTMENT INCOME:
Dividend income	$2,015	$2,090	$2,017
Less: dividend withholding taxes	—	(1)	(1)
Total investment income	2,015	2,089	2,016
EXPENSES:
Investment advisory fee	1,939	1,960	1,942
Total expenses	1,939	1,960	1,942
NET INVESTMENT INCOME	76	129	74
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,386	(2,096)	1,715
In-kind redemptions	—	45,971	—
Cryptocurrency	(1,094)	—	(1,052)
Net realized gain	292	43,875	663
Net change in unrealized appreciation (depreciation) on:
Investments	26,903	(49,308)	28,328
Cryptocurrency	(59,175)	—	(60,821)
Net change in unrealized depreciation	(32,272)	(49,308)	(32,493)
Net realized and unrealized loss	(31,980)	(5,433)	(31,830)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (31,904)	$(5,304)	$ (31,756)

(a)	Inception date of the Fund was January 29, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

20

CYBER HORNET TRUST
Consolidated Statements of Changes in Net Assets (Unaudited)

	Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF	Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF	Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
	Period Ended June 30, 2026(a)	Period Ended June 30, 2026(a)	Period Ended June 30, 2026(a)
OPERATIONS:
Net investment income	$76	$129	$74
Net realized gain	292	43,875	663
Net change in unrealized depreciation	(32,272)	(49,308)	(32,493)
Net decrease in net assets from operations	(31,904)	(5,304)	(31,756)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(445)	(442)	(454)
Total distributions to shareholders	(445)	(442)	(454)
CAPITAL TRANSACTIONS:
Shares sold	525,000	2,494,710	525,000
Shares redeemed	—	(1,003,525)	—
ETF transaction fees	—	12,662	—
Net increase in net assets from capital transactions	525,000	1,503,847	525,000
NET INCREASE IN NET ASSETS	492,651	1,498,101	492,790
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 492,651	$1,498,101	$ 492,790
SHARES TRANSACTIONS
Shares sold	25,000	125,000	25,000
Shares redeemed	—	(50,000)	—
Total increase in shares outstanding	25,000	75,000	25,000

(a)	Inception date of the Fund was January 29, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

21

Cyber Hornet S&P 500® and Ethereum 75/25 Strategy ETF
Consolidated Financial Highlights (Unaudited)

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized loss on investments(d)	(1.27)
Total from investment operations	(1.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$19.71
Market value total return(e)	(6.25)%
Total return(e)	(6.07)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$493
Ratio of expenses to average net assets(f)	0.95%
Ratio of net investment income to average net assets(f)	0.04%
Portfolio turnover rate(e)(g)	11%

(a)	Inception date of the Fund was January 29, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

22

Cyber Hornet S&P 500® and Solana 75/25 Strategy ETF
Consolidated Financial Highlights (Unaudited)

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss on investments(c)	(1.51)
Total from investment operations	(1.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
ETF transaction fees per share	0.49
Net asset value, end of period	$19.97
Market value total return(d)	(4.36)%
Total return(d)	(4.79)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,498
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets(e)(f)	0.06%
Portfolio turnover rate(d)(g)	106%

(a)	Inception date of the Fund was January 29, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

23

Cyber Hornet S&P 500® and XRP 75/25 Strategy ETF
Consolidated Financial Highlights (Unaudited)

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized loss on investments(d)	(1.27)
Total from investment operations	(1.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$19.71
Market value total return(e)	(6.01)%
Total return(e)	(6.04)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$493
Ratio of expenses to average net assets(f)	0.95%
Ratio of net investment income to average net assets(f)	0.04%
Portfolio turnover rate(e)(g)	11%

(a)	Inception date of the Fund was January 29, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

24

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF (the “Ethereum Fund”), CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF (the “Solana Fund”), and CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF (the “XRP Fund”) (each, a “Fund”, and, together, the “Funds”) are each a separate series of CYBER HORNET TRUST, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has six series, three of which are covered by this report. The Funds are diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on January 29, 2026. CYBER HORNET ETFs, LLC (the “Adviser”) serves as the investment adviser to the Funds.
The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
The investment objectives of the Ethereum Fund, the Solana Fund and the XRP Fund are to replicate, before fees and expenses, the total return of the S&P 500® and S&P Ethereum 75/25 Blend Index (the “Ethereum Index”), the S&P 500® and S&P Solana 75/25 Blend Index (the “Solana Index”) and the S&P 500® and S&P XRP 75/25 Blend Index (the “XRP Index”), each respectively, each an index by Standard & Poor’s.
The consolidated financial statements for each Fund include a subsidiary account as follows: the Ethereum Fund includes the account of Cyber Hornet EEE (the “Ethereum Subsidiary”), the Solana Fund includes the account of Cyber Hornet SSS (the “Solana Subsidiary”), and the XRP Fund include the account of Cyber Hornet XRP (the “XRP Subsidiary”), collectively the “Subsidiaries”. Each Subsidiary is wholly-owned and controlled by each respective fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to invest in derivative or Cryptocurrency-related instruments consistent with the Fund’s objectives and policies.
As of June 30, 2026, the Ethereum Subsidiary’s net assets were $111,460, which represented 22.6% of the Ethereum Fund’s net assets.
As of June 30, 2026, the Solana Subsidiary’s net assets were $400,808, which represented 26.8% of the Solana Fund’s net assets.
As of June 30, 2026, the XRP Subsidiary’s net assets were $111,097, which represented 22.5% of the XRP Fund’s net assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income – Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

25

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Expenses – Each Fund bears expenses incurred specifically for each Fund as well as general Trust expenses that are allocated between each Fund and a separate series of the Trust. See Note 3 for further information on each Fund’s unitary fee arrangement.
Investment Valuation – Each Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Funds’ investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount in which each Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and each Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of June 30, 2026, securities that were internally fair valued are located in the Consolidated Schedule of Investments.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, each Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by each Fund to measure fair value during the period ended June 30, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

26

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2026:
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$373,400	$—	$—	$373,400
Real Estate Investment Trusts	7,241	—	—	7,241
Rights	—	—	—	—
Cryptocurrency	111,257	—	—	111,257
Money Market Funds	917	—	—	917
Total Investments	$492,815	$—	$—	$492,815

Refer to the Consolidated Schedules of Investments for further disaggregation of the investment categories.
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,089,113	$—	$—	$1,089,113
Exchange Traded Funds	78,438	—	—	78,438
Real Estate Investment Trusts	21,315	—	—	21,315
Rights	—	—	—	—
Cryptocurrency	399,616	—	—	399,616
Money Market Funds	124,697	—	—	124,697
Total Investments	$ 1,713,179	$—	$—	$ 1,713,179

Refer to the Consolidated Schedule of Investments for further disaggregation of the investment categories.
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$379,182	$—	$—	$379,182
Real Estate Investment Trusts	7,241	—	—	7,241
Rights	—	—	—	—
Cryptocurrency	111,059	—	—	111,059
Money Market Funds	326	—	—	326
Total Investments	$497,808	$—	$—	$497,808

Refer to the Consolidated Schedules of Investments for further disaggregation of the investment categories.

27

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of June 30, 2026, each Fund held investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value. The following is a reconciliation of the Funds’ Level 3 assets for which significant unobservable inputs were used to determine fair value:
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF

Type of Security	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Input Value
Rights	$ —	Corporate Action Rights Issuance	Corporate Action Payout	$0.00

Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF

Type of Security	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Input Value
Rights	$ —	Corporate Action Rights Issuance	Corporate Action Payout	$0.00

Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF

Type of Security	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Input Value
Rights	$ —	Corporate Action Rights Issuance	Corporate Action Payout	$0.00

The method used to determine realized gains and losses was High Cost. Realized gains (losses) and change in unrealized appreciation (depreciation) on crypto assets is included on the Statement of Operations as “Crypto Currencies”.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. Each Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.
Derivative Transactions – For the period ended June 30, 2026, none of the Funds engaged in derivatives transactions.
Crypto Asset Risk – Certain of the Funds’ investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.
Crypto Innovators Risk – The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.

28

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
An investment in companies actively engaged in crypto asset technology may be subject to the following risks:
•	Crypto asset technology is new and many of its uses may be untested.
•	The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.
•
Some of the companies in which the Funds will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional lines of business.

•
Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•	Competing crypto asset technologies may be developed that compete with the technologies selected by a company.
•
Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•	Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.
•	Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.
Distributions to Shareholders – Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Federal Income Taxes – The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision are made by the Funds for federal income or excise taxes. The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By qualifying, the Funds will not be subject to federal income taxes to the extent that they each distribute substantially all of their taxable or tax-exempt income, if any, for their tax year ended December 31, 2026. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.
The Subsidiaries are each an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are each a controlled foreign corporation not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries net income and capital gains, if any, will be included each year in each Fund’s investment company taxable income.
Recently Issued Accounting Pronouncements – In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.

29

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS
Investment Advisory Agreement – The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser. For the Ethereum Fund, the Solana Fund, and the XRP Fund, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of each Fund
The Subsidiaries are subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies that the Adviser agrees to receive no additional compensation from the Subsidiaries.
The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Adviser and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.
Under the Advisory Agreement, the Adviser has agreed to pay each Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to each Fund’s 12b-l Distribution Plan adopted pursuant to Rule 12b-l under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with each Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business.
The Adviser has contractually agreed to extend the Advisory Agreements annually. The Advisory Agreements may be terminated immediately by vote of the shareholders of the Funds, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Funds were borne by the Adviser and are not subject to reimbursement.
Administration Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. The Administrator receives a monthly fee which is paid by the Adviser out of the unitary fee.
Compliance Services – Gryphon Compliance Services, LLC (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Funds, such fees are paid by the Adviser.
Distributor – The Funds have entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

30

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
4. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended June 30, 2026.

	Cost of Investments Purchased	Proceeds from Investments Sold
Cyber Hornet S&P 500® & Ethereum 75/25 Strategy ETF
Broker	$6,107	$45,821
In-kind transfer	392,075	—
Crypto Currency	174,552	3,026
	$572,734	$48,847
Cyber Hornet S&P 500® & Solana 75/25 Strategy ETF
Broker	$165,572	$132,309
In-kind transfer	1,844,966	735,835
Crypto Currency	451,531	—
	$2,462,068	$868,145
Cyber Hornet S&P 500® & XRP 75/25 Strategy ETF
Broker	$5,346	$44,031
In-kind transfer	392,075	—
Crypto Currency	175,959	3,027
	$573,380	$47,058

5. TAX BASIS INFORMATION
A discussion of federal tax matters will be included in the Funds’ annual report to shareholders dated December 31, 2026.
6. CREATION AND REDEMPTION TRANSACTIONS
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of each Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. Each Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of a Fund’s shares are based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, a Fund’s shares are not redeemable securities.
7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.
8. SUBSEQUENT EVENTS
Management of the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

31

CYBER HORNET TRUST
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
At a meeting held on December 5, 2025, the Board of Trustees, including all of the Independent Trustees, considered whether to approve the Investment Advisory Agreement between CYBER HORNET ETFS, LLC (the “Adviser”) and CYBER HORNET Trust (the “Trust”), on behalf of the CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF, CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF, and CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF (together, the “Funds”), each a series of the Trust.
In considering the approval of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received, and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.
In considering the approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.
Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Funds. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will service the Funds. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President and Treasurer are employees of the Adviser and serve the Trust without additional compensation. The Board also evaluated the Adviser’s investment management experience.
The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.
Performance. The Board noted that the Funds had not yet commenced operations, but it considered the historical performance of the Adviser in managing CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Bitcoin Fund”), another series of the Trust, which has a similar strategy. The Board compared the performance of the Bitcoin Fund with the performance of its benchmark index. The Board noted that the Bitcoin Fund had underperformed its benchmark index for the one-year and since inception (December 27, 2023) periods. Following discussion of the investment performance of the Bitcoin Fund, the Adviser’s experience in managing the Bitcoin Fund, and the impact of other factors, the Board concluded that the investment performance of Bitcoin Fund has been satisfactory.

32

CYBER HORNET TRUST
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
Fees and Expenses. The Board considered the proposed advisory fee and the total expenses to be paid by each of the Funds. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to each of the Funds. The Board evaluated each Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that each Fund’s advisory fee and net expense ratio were above the average advisory fee and average net expense ratio paid by similar funds, but within the range of similar funds. The Board noted that the Adviser was implementing a unitary fee for each of the Funds. Based on these considerations and other factors, the Board concluded that the advisory fee proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the Investment Advisory Agreement.
Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2026, 2027, and 2028 attributable to its management of the Funds, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds and the Funds. The Board noted that the Adviser had not earned a profit since Cyber Hornet S&P 500®, also a series of the Trust, had commenced operations in 2015, and the Adviser did not expect to be profitable in 2025. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement and its liquidity, capital resources, and proposed financings. The Board concluded that, based on the services provided and the projected asset growth of the Funds, the profits from the Adviser’s relationship with the Funds were not expected to be excessive and not unreasonable to the Funds.
Economies of Scale. The Board considered that the Adviser has not realized economies of scale in managing the Funds and will not begin to realize economies of scale until the Funds achieve significant asset growth. The Board will continue to consider whether economies of scale exist in the future as Trust assets grow.
Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.
Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services to be provided by the Adviser is acceptable; the profit, if any, to be realized by the Adviser in connection with its management of the Funds was not unreasonable to the Funds; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Funds are reasonable; and the approval of the Investment Advisory Agreement is in the best interests of the Funds and their future shareholders.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CYBER HORNET TRUST

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	9/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	9/8/26

* Print the name and title of each signing officer under his or her signature